Convertible Note Receivable - Schedule of Company's Convertible Note Receivable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Convertible note receivable [abstract]
Beginning balance		$ 0
Amount advanced		15,562
Fair value gain (loss) reflected in net earnings	$ (2,878)	215
Ending balance	$ 12,899	$ 15,777